Fair value	6 Months Ended
Jun. 30, 2013
Fair value [Abstract]
Fair value
NOTE 7: Fair Value

In accordance with authoritative guidance, the table below sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at June 30, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Total	$--	$--	$--	$--

Liabilities:
Fair value of equity instrument	$32,711	$32,711
Total	$32,711	$32,711	$--	$--

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Total	$--	$--	$--	$--

Liabilities:
Fair value of equity instrument	$29,985	$29,985
Convertible debt, net of beneficial conversion feature	5,989	5,989
Total	$35,974	$35,974	$--	$--

For the year ended December 31, 2012, we noted additional expenses in the amount of $29,985 due to default terms in one of our investing agreements. It was noted that should our stock price fall below $0.04 per share the Company was to issue additional shares in order to compensate for the value of "twice" the amount of investment. This represents the total value of the stock and has to be revalued quarterly to reflect current changes in market price until such time as the Company issues out the stock compensation. As of June 30, 2013, the Company re-evaluated the market price of the fair value equity instrument to $32,711.